CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Formation and operating costs	$ 467,223	$ 98,724			$ 170,064	$ 1,771,902	$ 421,397
Franchise tax expense	52,802					152,802	164,008
Loss from operation costs	(520,025)	(98,724)			(170,064)	(1,924,704)	(585,405)
Other income (expense):
Interest Earned On Marketable Securities Held In Trust Account							1,876
Realized and unrealized gain	587,303	2,897			3,691	779,706	19,097
Change in fair value of warrant liabilities	(113,829)	1,388,792			6,391,703	4,243,893	6,325,281
Offering Costs Allocated To Warrant Liability					625,059		625,059
Non-operating expense					(625,059)
Net income	(153,275)	1,292,965	$ 4,307,307	$ 3,145,445	5,600,271	2,992,171	$ 5,135,790
Class A Common Stock Subject to Redemption [Member]
Other income (expense):
Net income	$ (117,823)	$ 993,905			$ 3,831,255	$ 2,300,089
Basic net income per common stock	$ 0.01	$ 0.09			$ 0.55	$ 0.20	$ 0.44
Net income per common stock, Diluted	$ 0.01	$ 0.09			$ 0.55	$ 0.20	$ 0.44
Weighted average shares outstanding, Basic	11,500,000	11,500,000			6,997,872	11,500,000	8,264,526
Weighted average shares outstanding, Diluted	11,500,000	11,500,000			6,997,872	11,500,000	8,264,526
Class A and Class B Common Stock Not Subject to Redemption [Member]
Other income (expense):
Net income	$ (35,452)	$ 299,060			$ 1,769,016	$ 692,082
Basic net income per common stock	$ 0.01	$ 0.09			$ 0.55	$ 0.20	$ 0.44
Net income per common stock, Diluted	$ 0.01	$ 0.09			$ 0.55	$ 0.20	$ 0.44
Weighted average shares outstanding, Basic	3,460,275	3,460,275			3,231,146	3,460,275	3,295,610
Weighted average shares outstanding, Diluted	3,460,275	3,460,275			3,231,146	3,460,275	3,295,610